Intangible assets, net - Narrative (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2011 CNY (¥)	Feb. 28, 2011 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2021 USD ($)
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			¥ 4,621	$ 705	¥ 4,621	¥ 4,621
Deferred tax liability			¥ 22,051		23,206		$ 3,365
Guangdong province
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			¥ 971	$ 148	971	971
Zhejiang province
Finite-Lived Intangible Assets
Estimated useful life of operating rights			30 years	30 years
Amortization expense of operating rights			¥ 3,650	$ 557	¥ 3,650	¥ 3,650
Consideration for operating rights	¥ 82,124	$ 12,500
Value of acquired operating rights	109,499
Deferred tax liability	¥ 27,375
Guangdong and Zhejiang province
Finite-Lived Intangible Assets
General renewal period with provincial authorities			3 years	3 years
Beijing municipality
Finite-Lived Intangible Assets
General renewal period with provincial authorities			9 years	9 years